Note 8 - Debt -10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Debt Disclosure [Text Block]
8.	DEBT

Senior Secured Note

In December 2025, the Company entered into a Securities Purchase Agreement with an Institutional Investor pursuant to which PMI agreed to issue and sell the Senior Secured Notes and warrants to purchase shares of our common stock (the "HT Warrants"). An initial $15.0 million aggregate principal amount of Senior Secured Note was issued at the initial closing on December 26, 2025, with a maturity date of December 26, 2028. PMI received proceeds of $13.5 million, net of an original issue discount of $1.5 million, or 10%, and also incurred debt issuance costs of $1.5 million. The terms of the Senior Secured Note provide, among other things, for the following:

●

Monthly partial redemption payments starting on February 1, 2026, of $1,764,706, or $882,353 if the Company completes a qualified equity financing as defined in the agreement. The Company has the option to settle the partial redemption payments in cash or in common stock (if certain equity conditions are met) at a price equal to 93% of the lowest daily volume-weighted average price (“VWAP”) during the five VWAP trading days prior to the conversion date. The noteholder, at its sole discretion and retroactively, may elect to increase the amount to be settled in shares up to $3.5 million in the aggregate.

●	A requirement that the Company maintains a minimum liquidity amount of $4.0 million.
●	A first priority lien on all tangible and intangible assets of the Company, until the outstanding total principal is satisfied.
●	A default interest rate of 15% which accrues upon an event of default.
●	In connection with a fundamental change, as defined in the Securities Purchase Agreement, a repurchase price of 105% of outstanding principal plus accrued interest.

The Company issued 7,009,346 HT Warrants to the noteholder and 700,934 common stock warrants to the placement agent (the "PA Warrants," and, together with the HT Warrants, the "Warrants"). The Warrants have an exercise price of $2.675 per share and a term of 5 years. Due to certain ratchet provisions in the warrant agreements, the Warrants are classified as liabilities under ASC 815-40. Part of the proceeds of the note was allocated to the fair value of the HT Warrants at issuance amounting to $8.1 million. The fair value of the PA Warrants of $0.8 million is recorded as debt issuance costs.

Upon issuance, the Company elected to account for the Senior Secured Note under the fair value option. The primary reason for electing the fair value option is for simplification and cost-benefit considerations of accounting for the Senior Secured Note at fair value in its entirety versus bifurcation of the embedded features. Under the fair value election, debt issuance costs are expensed as incurred, and the debt liability is subsequently valued at fair market value during each reporting period until settlement. The fair value of the Senior Secured Note at issuance and as of December 31, 2025, amounted to $5.4 million, each. The change in fair value for the year ended December 31, 2025, was $0.012 million and was charged to earnings. Debt issuance costs of $2.3 million was expensed during the year ended December 31, 2025, and reported in financing charges in the condensed consolidated statements of operations and comprehensive loss. The fair value of the Senior Secured Note as of  March 31, 2026, was $2.2 million. The change in fair value and the loss on settlement of debt for the three months ended March 31, 2026, was $0.1 million, and $6.1 million, respectively and was charged to earnings. See also Note 3. Fair Value of Financial Instruments.

Convertible Notes

Between May and September 2023, the Company issued $4.2 million of unsecured 6% convertible notes due two years from issuance (the "2023 Convertible Notes"). The 2023 Convertible Notes were originally set to automatically convert into common stock at a fixed price upon maturity or before a public listing. In 2025, the Company amended $4.1 million of the 2023 Convertible Notes to extend maturity and revise the conversion terms so that the notes would convert at 50% (or 23%, after taking into account the Company's 1 for 2.2 forward stock split) of the lowest price paid by investors in a future initial public offering ("IPO") or financing. Because the revised conversion terms created embedded derivative features under accounting rules, the Company recorded a $3.1 million derivative liability and corresponding debt discount, which was fully amortized to interest expense by September 2025. In September 2025, approximately $4.1 million in principal and $0.5 million in accrued interest converted into about 5.0 million shares of common stock. The remaining balance of $0.1 million was repaid in cash. The amortization expense for the three months ended March 31, 2025, was $0 million.

Between April 2024 and May 2025, the Company issued an additional $5.7 million of unsecured 6% convertible notes under a 2024 Convertible Note Agreement (the "2024 Convertible Notes," and, together with the 2023 Convertible Notes, the "Convertible Notes"). The 2024 Convertible Notes matured after six months or upon an IPO and converted automatically into securities issued in an IPO or other financing at discounted conversion prices tied to future investor pricing. The Company determined that these conversion features also qualified as embedded derivatives, recording a $1.8 million derivative liability and related debt discount. In September 2025, the full $5.7 million principal plus accrued interest converted into roughly 6.5 million shares of common stock. A separate $7.0 million convertible note equally held by Nexus Science Foundation Inc. and Another Dimension Foundation, each of which received approximately 4.05 million shares upon conversion in September 2025. The amortization expense for the three months ended March 31, 2025, was $0.2 million.

8.	DEBT

2025 Senior Secured Note

On December 24, 2025, the Company entered into a Securities Purchase Agreement with an Institutional Investor pursuant to which PMI agreed to issue and sell senior secured notes and warrants to purchase shares of our common stock. An initial $15.0 million aggregate principal amount of Senior Secured Note was issued at the initial closing on December 26, 2025, with a maturity date of December 26, 2028. PMI received proceeds of $13.5 million, net of an original issue discount of $1.5 million (or 10%) and also incurred debt issuance costs of $1.5 million. The terms of the Senior Secured Note provides, among other things, for the following:

●

Monthly partial redemption payments starting on February 1, 2026, of $1,764,706 or $882,353 if the Company completes a qualified equity financing as defined in the agreement.  The Company has the option to settle the partial redemption payments in cash or in common stock (if certain equity conditions are met) at a price equal to 93% of the lowest daily volume-weighted average price (“VWAP”) during the five VWAP trading days prior to the conversion date. The noteholder, at its sole discretion and retroactively, may elect to increase the amount to be settled in shares up to $3.5 million in the aggregate.

●	Requires the Company to maintain a minimum liquidity amount of $4,000,000.
●	Maintain a first priority lien on all tangible and intangible assets of the Company, until the outstanding total principal is satisfied.
●	A default interest rate of 15% which accrues upon an event of default.
●	In connection with a fundamental change, as defined in the Securities Purchase Agreement, repurchase price is 105% of outstanding principal plus accrued interest.

The Company also issued 7,009,346 common stock warrants to the noteholder and 700,934 common stock warrants to the placement agent.  The warrants have an exercise price of $2.675 per share and a term of 5 years. Due to certain ratchet provisions in the warrant agreements, the above-mentioned warrants are classified as liabilities under ASC 815-40. Part of the proceeds of the note was allocated to the fair value of the warrants at issuance amounting to $8.1 million. The fair value of the warrants issued to the placement agent of $0.8 million are recorded as debt issuance costs.

Upon issuance, the Company elected to account for the Senior Secured Note under the fair value option. The primary reason for electing the fair value option is for simplification and cost-benefit considerations of accounting for the Senior Secured Note at fair value in its entirety versus bifurcation of the embedded features.    Under the fair value election, debt issuance costs are expensed as incurred and the debt liability is subsequently valued at fair market value during each reporting period until settlement.  The fair value of the Senior Secured Note at issuance and as of  December 31, 2025, amounted to $5.4 million, each. The change in fair value for the year ended December 31, 2025, was $0.012 million and was charged to earnings.  Debt issuance costs of $2.3 million were expensed during the year ended December 31, 2025, and reported in financing charges in the consolidated statements of operations and comprehensive loss.

Convertible Notes

During the period May through September of 2023, the Company issued unsecured convertible notes (the “2023 Convertible Notes”) for a total of $4.2 million, $0.3 million of which is from a limited partner in Hunniwell, which accrue simple interest at 6% per annum commencing on the issuance date of each 2023 Convertible Note. Issuance costs were not significant, and interest accrued totaled none and $0.375 million as of December 31, 2025 and 2024, respectively. The maturity date of each 2023 Convertible Note is two years after the issuance date. Each 2023 Convertible Note shall be automatically converted into a number of shares of PMI’s common stock equaling the outstanding balance of the note, being the principal plus accrued interest, divided by 3.2714, on the maturity date or, if sooner, on the day before the Company becomes publicly traded on a stock exchange. The Company is in the process of modifying this loan’s conversion price to a conversion price equal to 50% of the lowest price per share paid by purchasers of our securities in the event we consummate an IPO, or an equity, debt or other financing, which would be dilutive to current and future investors in our common stock. The Company determined that the 2023 Convertible Notes did not contain any embedded derivatives requiring bifurcation.

In April, May, and July 2025, the Company amended $4.1 million of the $4.2 million 2023 Convertible Notes to extend the maturity date until August 25, 2025, and change the automatic conversion rate to a conversion price equal to 50% (23% post-split) of the lowest price per share paid by purchasers of our securities in the event we consummate an IPO (the “Amended Conversion”). On September 9, 2025, $0.025 million of the 2023 Convertible Notes plus interest was paid in cash.

The Company determined that the Amended Conversion features on the 2023 Convertible Notes met the definition of embedded derivatives that were required to be bifurcated and accounted for as derivative liabilities. The Company recorded the fair value of the derivative liabilities at issuance of $3.1 million as a debt discount to the 2023 Convertible Notes and is amortized to interest expense over the term of the notes. Amortization expense for the year ended December 31, 2025, amounted to $3.1 million. The debt discount was fully amortized as of September 2, 2025. The Company evaluated the amendment of the $4.1 million 2023 Convertible Notes under the guidance in ASC 470-50, Debt Modifications and Extinguishments, and determined that the amendment was substantive. The original debt and amended debt have the same principal, interest rate and no consideration was received by the debtor in exchange for the amended note, meaning the net carrying amount of the original debt is equal to the reacquisition amount of the amended debt, therefore no gain or loss on the extinguishment accounting was recognized. As such, the embedded conversion feature is accounted for at fair value at the amendment date and changes in the fair value of the Amended Conversion option are charged to earnings. On September 2, 2025, $4.1 million of the 2023 Convertible Notes plus $0.5 million of related interest were converted to a total 5,029,463 shares of common stock, and the balance of the derivative liability was reclassed to Additional Paid In Capital.

Between April 2024 and May 2025, the Company delivered a Convertible Note Purchase Agreement (“2024 Convertible Note Agreement”) to prospective investors seeking to raise an aggregate amount of up to $15.0 million (“2024 Convertible Note”).The unsecured 2024 Convertible Notes accrue simple interest at 6% per annum commencing on the issuance date of each 2024 Convertible Note. The maturity date of each 2024 Convertible Note is six months after the issuance date, or if sooner, on the date in which the Company consummates an IPO. Each 2024 Convertible Note, together with unpaid accrued interest, shall be automatically converted into the securities issued in the IPO at a conversion price equal to 50% (23% post-split) of the lowest price per share paid by the other purchasers of equity securities in the IPO (“conversion price”). Alternatively, in the event the Company consummates an equity, debt, or other financing prior to an IPO, then all principal, together with all unpaid accrued interest under the 2024 Convertible Notes, shall automatically convert, in the event of an equity financing, into the securities issued at a conversion price equal to 50% (23% post-split) of the lowest price per share paid by the other purchasers of equity securities prior to such financing, or, in the event of a debt financing prior to an IPO, the terms of these 2024 Convertible Notes shall be amended and restated to match the terms of such debt financing at the lender’s option. The Company has raised total principal of approximately $5.7 million as of December 31, 2025. The Company determined that the conversion features on the 2024 Convertible Notes met the definition of embedded derivatives that were required to be bifurcated and accounted for as derivative liabilities. The Company recorded the fair value of the derivative liabilities at issuance of $1.8 million as a debt discount to the 2024 Convertible Notes and is amortized to interest expense over the term of the notes. Amortization expense for the year ended December 31, 2025, was $1.4 million. In July 2024, $2.7 million of the $5.7 million 2024 convertible notes were modified to reduce the conversion percentage from 80% to 50% (37% to 23% post-split). The Company evaluated the modification of the $2.7 million 2024 Convertible Notes under the guidance in ASC 470-50, Debt Modifications and Extinguishments, and determined that the modification was not substantive. Since the embedded conversion feature is accounted for at fair value both before and after modification, changes in the fair value of the conversion option are charged to earnings. On September 2, 2025, $5.7 million of the 2024 Convertible Notes plus $0.3 million of related interest were converted to 6,496,363 shares of common stock, the balance of the derivative liability was reclassed to Additional Paid In Capital and the remaining unamortized debt discount was fully amortized to interest expense.

On November 12, 2024, Richard Fang, former Chief Executive Officer and current director, has donated the $7.0 million aggregated convertible note, dated July 2, 2024, and the related accrued interest, to the not for profits organizations, Nexus Science Foundation Inc. (“Nexus”), and Another Dimension Foundation (“Another Dimension”). Under this donation, Nexus and Another Dimension will each receive 50% of the converted value in registered shares. On September 2, 2025, $3.5 million of the Nexus note plus $0.2 million of related interest, and $3.5 million of the Another Dimension note plus $0.2 million of related interest were converted to 4,054,517 and 4,054,517 shares of common stock, respectively. The balance of the derivative liability was reclassed to Additional Paid In Capital and the remaining unamortized debt discount was fully amortized to interest expense.

The following table summarizes the balances of the convertible notes and senior secured note (in thousands):

	December 31, 2025	December 31, 2024
2023 Convertible Notes	$-	$4,160
2024 Convertible Notes	-	10,746
2025 Senior Secured Note	5,448	-
Less: unamortized debt discount	-	(78)

Subtotal	5,448	14,828

Less: Current portion	(5,448)	(14,828)

Debt, net of current portion	$-	$-

Accrued cumulative interest:	$-	$725